DISCONTINUED OPERATIONS (Details Narrative)	Jun. 30, 2025 ILS (₪)
Share purchase agreement [member] | A2ZMS Advanced Military Solutions Ltd. [member]
IfrsStatementLineItems [Line Items]
Purchase price of subsidiary	₪ 500,000